Segment information narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments narrative [abstract]
Total revenue realized in the country of domicile	€ 7,048	€ 7,917	€ 9,350
Customers with individuals sales less then 10%	€ 0	€ 0	€ 0